Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
9.	Stock-Based Compensation

In January 2013, our Board of Directors adopted our 2013 Equity Incentive Plan, or the 2013 Plan, which became effective upon of the closing of our IPO in May 2013. As of June 30, 2013, there are 334,070 shares reserved under the 2013 Plan for the issuance of options and restricted stock.

The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes valuation model, based on the following assumptions:

	Six Months Ended June 30,
	2012	2013
Risk-free interest rate	1.2%	1.1%
Expected life	6.0 years	6.0 years
Volatility	70%	79%
Dividend yield	—	—

The following table summarizes option activity under the 2003 Plan and the 2013 Plan and related information during the six months ended June 30, 2013:

	Shares Available for Grant	Shares Subject to Outstanding Options	Weighted-Average Exercise Price Per Share
Balance at December 31, 2012	593,011	3,451,178	$6.35
Options authorized	150,000	—	—
Options granted	(560,854)	560,854	13.98
Options exercised	—	(72,204)	3.52
Options cancelled	151,913	(151,913)	7.33

Balance at June 30, 2013	334,070	3,787,915	$7.50

The table below sets forth the functional classification of stock-based compensation expense, net of estimated forfeitures, for the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
Research and development	$749	$945
General and administrative	662	978

Total stock-based compensation	$1,411	$1,923

14. Stock-Based Compensation

In November 2003, we adopted the 2003 Equity Incentive Plan (the “2003 Plan”). The 2003 Plan provides for the granting of incentive stock options, nonstatutory stock options, stock bonuses and rights to acquire restricted stock to employees, officers, directors and consultants. Incentive stock options may be granted with exercise prices of not less than 100% of the estimated fair value of our common stock and nonstatutory stock options may be granted with an exercise price of not less than 85% of the estimated fair value of the common stock on the date of grant. Stock options granted to a stockholder owning more than 10% of our voting stock must have an exercise price of not less than 110% of the estimated fair value of the common stock on the date of grant. The Board of Directors determines the estimated fair value of common stock. Stock options are generally granted with terms of up to ten years and vest over a period of four years.

As of December 31, 2012, 4,753,323 shares of common stock were reserved under the 2003 Plan for the issuance of options and restricted stock.

The following summarizes option activity under the 2003 Plan and related information during the years ended December 31, 2010, 2011 and 2012:

	Shares Available for Grant	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share
Balance at December 31, 2009	108,911	1,986,475	$4.16
Options authorized	900,000	–	–
Options granted	(471,915)	471,915	9.00
Options exercised	–	(52,127)	3.36
Options canceled	12,670	(12,670)	5.30
Options repurchased	167	–	–

Balance at December 31, 2010	549,833	2,393,593	5.13
Options authorized	250,000	–	–
Options granted	(850,977)	850,977	8.35
Options exercised	–	(53,336)	3.10
Options canceled	86,835	(86,835)	5.86
Options repurchased	9,568	–	–

Balance at December 31, 2011	45,259	3,104,399	6.03
Options authorized	998,948	–	–
Options granted	(658,789)	658,789	7.38
Options exercised	–	(104,417)	3.04
Options canceled	207,593	(207,593)	6.36

Balance at December 31, 2012	593,011	3,451,178	$6.35

Additional information related to the status of options at December 31, 2012, is as follows (aggregate intrinsic value in thousands):

	Shares	Weighted- Average Exercise Price Per Share	Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding and exercisable	3,451,178	$6.35	6.2	$11,891
Vested and expected to vest	3,387,447	$6.33	6.2	$11,762
Vested	2,229,151	$5.51	4.9	$9,568

The aggregate intrinsic values of options outstanding and exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of our common stock as determined by the Board of Directors as of December 31, 2012.

The aggregate intrinsic value of options exercised was $284,000, $290,000 and $451,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

The total estimated grant date fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was $1.6 million, $1.8 million and $3.0 million, respectively.

Additional information regarding our stock options outstanding and vested and exercisable as of December 31, 2012 is summarized below:

	Options Outstanding and Exercisable			Options Vested
Exercise Prices	Number of Options Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number of Options Vested	Weighted Average Exercise Price Per Share
$1.00 - $2.00	56,914	1.8	$1.27	56,914	$1.27
$3.30	426,894	3.2	3.30	426,895	3.30
$3.60	10,000	4.2	3.60	10,000	3.60
$4.10	383,446	4.6	4.10	383,446	4.10
$4.50	2,500	4.5	4.50	2,500	4.50
$5.00	349,925	4.1	5.00	349,925	5.00
$5.10 - $5.30	364,471	4.8	5.22	355,155	5.22
$7.00	615,389	9.0	7.00	37,709	7.00
$8.50	708,349	8.0	8.50	300,740	8.50
$9.00 - $9.50	533,290	7.3	9.09	305,867	9.00

	3,451,178	6.2	$6.35	2,229,151	$5.51

Stock-Based Compensation

Stock-based compensation expense, net of estimated forfeitures, is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Research and development	$1,170	$1,164	$1,452
General and administrative	764	1,189	1,357

Total stock-based compensation	$1,934	$2,353	$2,809

As of December 31, 2012, total unamortized employee and nonemployee stock-based compensation was $5.4 million, which is expected to be recognized over the remaining vesting period of 2.7 years. The weighted-average fair value of employee options granted during the years ended December 31, 2010, 2011 and 2012 was $5.90, $5.90 and $4.70 per share, respectively, as of the grant date.

The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of options granted to employees:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	2.3%	1.1%	1.1%
Expected life	5.7 years	6.0 years	6.0 years
Volatility	78%	85%	72%
Dividend yield	–	–	–

The risk-free rate is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected terms of the options. The expected term of employee options granted is determined using the simplified method (based on the midpoint between the vesting date and the end of the contractual term). As a private company, we cannot rely on the volatility of our own stock price because there is no public market for the stock. Therefore, the estimated volatility is based on the volatility of other companies with similar products under development, market, size and other factors. To date, we have not declared or paid any cash dividends and do not have any plans to do so in the future. Therefore, we used an expected dividend yield of zero.

Options Granted to Nonemployees

We have granted options to purchase shares of common stock to consultants in exchange for services performed. We granted options to purchase 33,750 and 6,380 shares with average exercise prices of $9.00 and $7.00 per share, respectively, during the years ended December 31, 2010 and 2012, respectively. There were no such grants during the year ended December 31, 2011. These options vest upon grant or various terms up to four years. We recognized consultant stock compensation expense of $172,000, $65,000 and $144,000 during the years ended December 31, 2010, 2011 and 2012, respectively. The fair value of consultants’ options was measured using the Black-Scholes option-pricing model reflecting the same assumptions as applied to employee options in each of the reported years, other than the expected life, which is assumed to be the remaining contractual life of the option.

Liability for Early Exercise of Stock Options

As of December 31, 2011 and 2012, there were 2,484 and 1,125, respectively, of unvested common shares outstanding that were exercised early and subject to repurchase by us at the original issuance price upon termination of the stockholders’ services. We may repurchase these shares at average prices of $7.85 and $8.45 per share as of December 31, 2011 and 2012, respectively. Our right to repurchase these shares generally lapses 25% after one year and 1/48 of the original grant per month for 36 months thereafter.

The shares purchased by the employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be issued until those shares vest. The cash received in exchange for exercised and unvested shares related to stock options granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheets and will be transferred into common stock and additional paid-in capital as the shares vest. As of December 31, 2011 and 2012, we recorded $20,000 and $10,000, respectively, as accrued and other liabilities associated with shares issued with repurchase rights.